UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR


   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-4757

                        SMITH BARNEY SECTOR SERIES INC.
               (Exact name of registrant as specified in charter)

                      125 Broad Street, New York, NY 10004
               (Address of principal executive offices) (Zip code)

                            Christina T. Sydor, Esq.
                            300 First Stamford Place
                               Stamford, CT 06902
                     (Name and address of agent for service)

              Registrant's telephone number, including area code:

                                 (800) 451-2010

                      Date of fiscal year end: October 31
                    Date of reporting period: April 30, 2003


ITEM 1.  REPORT TO STOCKHOLDERS.

         The SEMI-ANNUAL Report to Stockholders is filed herewith.

                                  SMITH BARNEY
                               SECTOR SERIES INC.


                                  SMITH BARNEY
                               BIOTECHNOLOGY FUND

              Research Series | Semi-annual Report | April 30, 2003








                        [SMITH BARNEY MUTUAL FUNDS LOGO]


                 YOUR SERIOUS MONEY. PROFESSIONALLY MANAGED(R)


 YOUR SERIOUS MONEY. PROFESSIONALLY MANAGED.(R) is a registered service mark of
                         Citigroup Global Markets Inc.


          NOT FDIC INSURED  o  NOT BANK GUARANTEED  o  MAY LOSE VALUE

[GRAPHIC OMITTED] Research Series

Semi-Annual Report  o  April 30, 2003

SMITH BARNEY BIOTECHNOLOGY FUND

SMITH BARNEY FUND MANAGEMENT LLC

Smith Barney Fund Management LLC is the investment manager to the Fund. Citigroup Asset Management Ltd. is the subadviser. The Fund's management team follows a systematic and rigorous approach designed to provide appropriate exposure to the market sector.

FUND OBJECTIVE*

The Fund seeks long-term capital appreciation. The Fund normally invests at least 80% of its assets in securities of companies principally engaged in, but not limited to, the research, development, application, manufacture and distribution of various biotechnological and biomedical products, services, processes and related technologies.

FUND FACTS

FUND INCEPTION
----------------------
August 31, 2000

WHAT'S INSIDE

Schedule of Investments .....................................................  1
Statement of Assets and Liabilities .........................................  3
Statement of Operations .....................................................  4
Statements of Changes in Net Assets .........................................  5
Notes to Financial Statements ...............................................  6
Financial Highlights ........................................................ 10
Additional Shareholder Information .......................................... 12


----------
* Since the Fund focuses its investments on companies involved in the biotechnology industries, an investment in the Fund may involve a greater degree of risk than an investment in other mutual funds with greater diversification.

[LOGO OMITTED]
SMITH BARNEY MUTUAL FUNDS

YOUR SERIOUS MONEY. PROFESSIONALLY MANAGED(R)

YOUR SERIOUS MONEY. PROFESSIONALLY MANAGED.(R) is a registered service mark of Citigroup Global Markets Inc.

Investment Products: Not Fdic Insured  o  Not Bank Guaranteed  o  May Lose Value

SCHEDULE OF INVESTMENTS (UNAUDITED)                               APRIL 30, 2003


     SHARES                                SECURITY                                VALUE
=============================================================================================
COMMON STOCK -- 84.8%

BIOTECHNOLOGY -- 62.8%
         17,295     Alkermes, Inc.*                                             $   172,604
         58,544     Amgen Inc.*                                                   3,589,330
                    Applera Corp.:
          7,063      Applied Biosystems Group                                       123,814
          5,893      Celera Genomics Group*                                          61,877
         13,792     Biogen Inc.*                                                    523,958
          4,911     Cell Genesys, Inc.*                                              43,806
          3,355     Charles River Laboratories International, Inc.*                  91,088
         15,614     Chiron Corp.*                                                   637,520
         19,429     Genentech, Inc.*                                                738,108
         34,046     Genzyme Corp.*                                                1,371,373
         17,011     IDEC Pharmaceuticals Corp.*                                     557,110
         13,405     Immunex Corp.*                                                   52,682
          2,966     Invitrogen Corp.*                                                96,988
          5,509     Laboratory Corp. of America Holdings*                           162,295
         12,950     Medarex, Inc.*                                                   54,002
         21,740     MedImmune, Inc.*                                                766,770
         10,484     Millennium Pharmaceuticals, Inc.*                               115,324
          6,844     Monsanto Co.                                                    119,086
         11,541     Neurocrine Biosciences, Inc.*                                   522,230
          6,346     Protein Design Labs, Inc.*                                       63,016
          3,675     Techne Corp.*                                                    81,622
          7,866     Vertex Pharmaceuticals Inc.*                                     94,943
         43,499     XOMA Ltd.*                                                      216,625
---------------------------------------------------------------------------------------------
                                                                                 10,256,171
---------------------------------------------------------------------------------------------

HEATHCARE EQUIPMENT AND SUPPLIES -- 1.3%
         11,928     Affymetrix, Inc.*                                               221,264
---------------------------------------------------------------------------------------------

MEDICAL LABS AND TESTING SERVICES -- 0.8%
          2,065     Quest Diagnostics Inc.*                                         123,384
---------------------------------------------------------------------------------------------

PHARMACEUTICALS -- 19.9%
         14,877     Abgenix, Inc.*                                                  141,332
          3,029     Celgene Corp.*                                                   80,602
          9,079     Cubist Pharmaceuticals, Inc.*                                    83,799
          7,092     CV Therapeutics, Inc.*                                          141,698
          4,842     Enzon, Inc.*                                                     66,432
         39,427     Gilead Sciences, Inc.*                                        1,819,162
          8,746     Human Genome Sciences, Inc.*                                    102,241
         23,862     ICOS Corp.*                                                     638,309
          4,747     Osi Pharmaceuticals, Inc.*                                       99,687
          1,659     Trimeris Inc.*                                                   73,643
---------------------------------------------------------------------------------------------
                                                                                  3,246,905
---------------------------------------------------------------------------------------------

                    TOTAL COMMON STOCK
                    (Cost-- $15,469,620)                                         13,847,724
=============================================================================================


                       SEE NOTES TO FINANCIAL STATEMENTS.

  1  SMITH BARNEY SECTOR SERIES INC. | 2003 Semi-Annual Report to Shareholders

SCHEDULE OF INVESTMENTS (UNAUDITED)(CONTINUED)                    APRIL 30, 2003


      FACE
     AMOUNT                                SECURITY                                VALUE
=============================================================================================
SHORT-TERM INVESTMENTS -- 15.2%

U.S. TREASURY BILLS -- 15.2%
     $2,487,000     U.S. Treasury Bills, 1.087% due 6/5/03 (Cost-- $2,484,370)  $ 2,484,370
=============================================================================================
                    TOTAL INVESTMENTS -- 100%
                    (Cost-- $17,953,990**)                                      $16,332,094
=============================================================================================
 *   NON-INCOME PRODUCING SECURITY.
**   AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME.







                       SEE NOTES TO FINANCIAL STATEMENTS.

  2  SMITH BARNEY SECTOR SERIES INC. | 2003 Semi-Annual Report to Shareholders

STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)                   APRIL 30, 2003

ASSETS:
     Investments, at value (Cost-- $15,469,620)                                 $13,847,724
     Short-term investments, at value (Cost-- $2,484,370)                         2,484,370
     Dividends and interest receivable                                                3,287
---------------------------------------------------------------------------------------------
     TOTAL ASSETS                                                                16,335,381
---------------------------------------------------------------------------------------------

LIABILITIES:
     Management fee payable                                                          38,260
     Bank overdraft                                                                  25,461
     Distribution fees payable                                                       10,117
     Payable for Fund shares purchased                                                4,930
     Accrued expenses                                                                20,993
---------------------------------------------------------------------------------------------
     TOTAL LIABILITIES                                                               99,761
---------------------------------------------------------------------------------------------
TOTAL NET ASSETS                                                                $16,235,620
=============================================================================================

NET ASSETS:
     Par value of capital shares                                                $     3,342
     Capital paid in excess of par value                                         40,312,702
     Accumulated net investment loss                                               (157,276)
     Accumulated net realized loss from security transactions                   (22,301,743)
     Net unrealized depreciation of investments and foreign currencies           (1,621,405)
---------------------------------------------------------------------------------------------
TOTAL NET ASSETS                                                                $16,235,620
=============================================================================================

SHARES OUTSTANDING:
     Class A                                                                        928,062
     --------------------------------------------------------------------------------------
     Class B                                                                      1,022,043
     --------------------------------------------------------------------------------------
     Class L                                                                      1,391,986
     --------------------------------------------------------------------------------------
NET ASSET VALUE:

     Class A (and redemption price)                                                   $4.93
     --------------------------------------------------------------------------------------
     Class B *                                                                        $4.83
     --------------------------------------------------------------------------------------
     Class L **                                                                       $4.83
     --------------------------------------------------------------------------------------
MAXIMUM PUBLIC OFFERING PRICE PER SHARE:

     Class A (net asset value plus 5.26% of net asset value per share)                $5.19
     --------------------------------------------------------------------------------------
     Class L (net asset value plus 1.01% of net asset value per share)                $4.88
============================================================================================

 * REDEMPTION PRICE IS NAV OF CLASS B SHARES REDUCED BY A 5.00% CDSC IF SHARES ARE REDEEMED LESS THAN ONE YEAR FROM INITIAL PURCHASE (SEE NOTE 2).
** REDEMPTION PRICE IS NAV OF CLASS L SHARES REDUCED BY A 1.00% CDSC IF SHARES ARE REDEEMED WITHIN THE FIRST YEAR OF PURCHASE (SEE NOTE 2).







                       SEE NOTES TO FINANCIAL STATEMENTS.

  3  SMITH BARNEY SECTOR SERIES INC. | 2003 Semi-Annual Report to Shareholders

STATEMENT OF OPERATIONS (UNAUDITED)      FOR THE SIX MONTHS ENDED APRIL 30, 2003

INVESTMENT INCOME:
     Dividends                                                                      $ 2,613
     Interest                                                                         2,500
---------------------------------------------------------------------------------------------
     TOTAL INVESTMENT INCOME                                                          5,113
---------------------------------------------------------------------------------------------

EXPENSES:
     Management fee (Note 2)                                                         74,847
     Distribution fees (Note 6)                                                      62,689
     Shareholder servicing fees (Note 6)                                             14,842
     Custody                                                                         11,856
     Directors' fees                                                                  5,837
     Audit and legal                                                                  5,340
     Registration fees                                                                4,842
     Other                                                                            5,792
---------------------------------------------------------------------------------------------
     TOTAL EXPENSES                                                                 186,045
     Less: Management fee waiver (Note 2)                                           (24,872)
---------------------------------------------------------------------------------------------
     NET EXPENSES                                                                   161,173
---------------------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                                (156,060)
---------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCIES (NOTE 3):
     Realized Gain (Loss) From:
         Security transactions (excluding short-term securities)                 (2,728,133)
         Foreign currency transactions                                                  112
---------------------------------------------------------------------------------------------
     NET REALIZED LOSS                                                           (2,728,021)
---------------------------------------------------------------------------------------------

     Change in Net Unrealized Depreciation From:
         Security transactions                                                    4,701,623
         Foreign currency transactions                                                  491
---------------------------------------------------------------------------------------------
     DECREASE IN NET UNREALIZED DEPRECIATION                                      4,702,114
---------------------------------------------------------------------------------------------
NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES                                    1,974,093
---------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS                                          $ 1,818,033
=============================================================================================







                       SEE NOTES TO FINANCIAL STATEMENTS.

  4  SMITH BARNEY SECTOR SERIES INC. | 2003 Semi-Annual Report to Shareholders

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED APRIL 30, 2003 (UNAUDITED)
AND THE YEAR ENDED OCTOBER 31, 2002

                                                                    2003           2002
=============================================================================================
OPERATIONS:
     Net investment loss                                       $  (156,060)     $  (447,925)
     Net realized loss                                          (2,728,021)      (8,833,953)
     (Increase) decrease in net unrealized depreciation          4,702,114         (456,256)
---------------------------------------------------------------------------------------------
     INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS           1,818,033       (9,738,134)
---------------------------------------------------------------------------------------------

FUND SHARE TRANSACTIONS (NOTE 7):
     Net proceeds from sale of shares                              252,161        4,460,547
     Cost of shares reacquired                                  (2,459,842)      (6,533,716)
---------------------------------------------------------------------------------------------
     DECREASE IN NET ASSETS FROM FUND SHARE TRANSACTIONS        (2,207,681)      (2,073,169)
---------------------------------------------------------------------------------------------
DECREASE IN NET ASSETS                                            (389,648)     (11,811,303)

NET ASSETS:
     Beginning of period                                        16,625,268       28,436,571
---------------------------------------------------------------------------------------------
     END OF PERIOD*                                            $16,235,620      $16,625,268
=============================================================================================
* Includes accumulated net investment loss of:                   $(157,276)         $(1,328)
=============================================================================================







                       SEE NOTES TO FINANCIAL STATEMENTS.

  5  SMITH BARNEY SECTOR SERIES INC. | 2003 Semi-Annual Report to Shareholders

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

The Smith Barney Biotechnology Fund ("Fund"), a separate investment fund of the Smith Barney Sector Series Inc. ("Series"), a Maryland corporation, is registered under the Investment Company of 1940, as amended, as a non-diversified, open-end management investment company. The Series consists of three other separate investment funds: Smith Barney Financial Services Fund, Smith Barney Health Sciences Fund ("Health Sciences Fund") and Smith Barney Technology Fund. As of May 9, 2003, the Fund merged into the Health Sciences Fund. The financial statements and financial highlights for the other funds are presented in separate shareholder reports.

The significant accounting policies followed by the Fund are: (a) security transactions are accounted for on trade date; (b) securities traded in national securities markets are valued at the closing prices in the primary exchange on which they are traded; securities listed or traded on certain foreign exchanges or other markets whose operations are similar to the U.S. over-the-counter market (including securities listed on exchanges where the primary market is believed to be over-the-counter) and securities for which no sale was reported on that date are valued at the mean between the bid and asked prices; securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price. Securities which are listed or traded on more than one exchange or market are valued at the quotations on the exchange or market determined to be the primary market for such securities;
(c) securities for which market quotations are not available will be valued in good faith at fair market value by or under the direction of the Board of Directors; (d) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (e) the accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income or expense amounts recorded and collected or paid are adjusted when reported by the custodian; (f) interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis; (g) dividend income is recorded on the ex-dividend date; foreign dividends are recorded on the ex-dividend date or as soon as practical after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence; (h) dividends and distributions to shareholders are recorded on the ex-dividend date; the Fund distributes dividends and capital gains, if any, annually; (i) gains or losses on the sale of securities are calculated by using the specific identification method; (j) direct expenses are charged to each class; management fees and general Fund expenses are allocated on the basis of relative net assets; (k) the Fund intends to comply with the requirements of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; (l) the character of income and gains to be distributed in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America; and
(m) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

In addition, the Fund may enter into forward exchange contracts in order to hedge against foreign currency risk. These contracts are marked-to-market daily, by recognizing the difference between the contract exchange rate and the current market rate as an unrealized gain or loss. Realized gains or losses are recognized when contracts are settled.






  6  SMITH BARNEY SECTOR SERIES INC. | 2003 Semi-Annual Report to Shareholders

2. MANAGEMENT AGREEMENT AND OTHER TRANSACTIONS

Smith Barney Fund Management LLC ("SBFM"), an indirect wholly-owned subsidiary of Citigroup Inc. ("Citigroup"), acts as investment manager to the Fund. The management fee is calculated at an annual rate of 0.95% of the average daily net assets. This fee is calculated daily and paid monthly. SBFM has delegated the daily management of the Fund to Citigroup Asset Management Ltd. ("CAM Ltd."), an affiliate of SBFM. For services provided to the Fund, SBFM pays CAM Ltd. a subadvisory fee computed at an annual rate of 0.65% of the Fund's average daily net assets. For the six months ended April 30, 2003, SBFM waived a portion of its management fee amounting to $24,872.

Citicorp Trust Bank, fsb. ("CTB"), another subsidiary of Citigroup, acts as the Fund's transfer agent. PFPC Global Fund Services ("PFPC") acts as the Fund's sub-transfer agent. CTB receives account fees and asset-based fees that vary according to the size and type of account. PFPC is responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by CTB. For the six months ended April 30, 2003, the Fund paid transfer agent fees of $7,874 to CTB.

Citigroup Global Markets Inc. ("CGM"), formerly known as Salomon Smith Barney Inc., another indirect wholly-owned subsidiary of Citigroup, acts as the Fund's distributor. In addition, CGM and certain other broker-dealers continue to sell Fund shares to the public as members of the selling group. For the six months ended April 30, 2003, CGM did not receive any brokerage commissions.

There are maximum initial sales charges of 5.00% and 1.00% for Class A and L shares, respectively. There is a contingent deferred sales charge ("CDSC") of 5.00% on Class B shares, which applies if redemption occurs within one year from initial purchase and declines thereafter by 1.00% per year until no CDSC is incurred. Class L shares also have a 1.00% CDSC, which applies if redemption occurs within the first year of purchase. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within the first year of purchase. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of Class A shares, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended April 30, 2003, CGM received sales charges of approximately $3,000 and $1,000 on sales of the Fund's Class A and L shares, respectively. In addition, for the six months ended April 30, 2003, CDSCs paid to CGM were approximately $20,000 for Class B shares.

All officers and one Director of the Series are employees of Citigroup or its affiliates.

3. INVESTMENTS

During the six months ended April 30, 2003,  the aggregate cost of purchases and
proceeds  from  sales  of   investments   (including   maturities  of  long-term
securities, but excluding short-term securities) were as follows:


================================================================================
Purchases                                                            $1,907,993
--------------------------------------------------------------------------------
Sales                                                                 6,212,518
================================================================================

At April 30, 2003, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

================================================================================
Gross unrealized appreciation                                        $  746,468
Gross unrealized depreciation                                        (2,368,364)
--------------------------------------------------------------------------------
Net unrealized depreciation                                         $(1,621,896)
================================================================================






  7  SMITH BARNEY SECTOR SERIES INC. | 2003 Semi-Annual Report to Shareholders

4. REPURCHASE AGREEMENTS

The Fund purchases (and its custodian takes possession of) U.S. government securities from securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day) at an agreed upon higher repurchase price. The Fund requires continual maintenance of the market value (plus accrued interest) of the collateral in amounts at least equal to the repurchase price.

At April 30, 2003, the Fund did not have any repurchase agreements outstanding.

5. CONCENTRATION OF RISK

The Fund normally invests at least 80% of its assets in biotechnology related investments. As a result of this concentration policy, the Fund's investment may be subject to greater risk and market fluctuation than a fund that invests in securities representing a broader range of investment alternatives.

6. CLASS SPECIFIC EXPENSES

Pursuant to a Distribution Plan, the Fund pays a service fee with respect to Class A, B and L shares calculated at an annual rate of 0.25% of the average daily assets of each respective class. The Fund also pays a distribution fee with respect to Class B and L shares calculated at an annual rate of 0.75% of the average daily net assets of each class, respectively. For the six months ended April 30, 2003, total Distribution Plan fees incurred, which are accrued daily and paid monthly, were as follows:

                                                CLASS A     CLASS B     CLASS L
================================================================================
Distribution Plan Fees                          $5,366      $24,398     $32,925
================================================================================


For the six months ended April 30, 2003, total Shareholder Servicing fees were as follows:

                                                CLASS A     CLASS B     CLASS L
================================================================================
Shareholder Servicing Fees                      $4,048       $4,595      $6,199
================================================================================

7. CAPITAL SHARES

At April 30, 2003, the Fund had 400 million shares of capital stock authorized with a par value of $0.001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest in the Fund and has the same rights, except that each class bears certain expenses specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

                                             SIX MONTHS ENDED                    YEAR ENDED
                                              APRIL 30, 2003                  OCTOBER 31, 2002
                                           ---------------------            ---------------------
                                           SHARES        AMOUNT            SHARES         AMOUNT
==================================================================================================
CLASS A
Shares sold                                 24,216       $106,790         423,275      $1,993,470
Shares reacquired                         (104,478)      (464,078)       (420,496)     (2,260,800)
--------------------------------------------------------------------------------------------------
Net Increase (Decrease)                    (80,262)     $(357,288)          2,779       $(267,330)
==================================================================================================






  8  SMITH BARNEY SECTOR SERIES INC. | 2003 Semi-Annual Report to Shareholders

                                             SIX MONTHS ENDED                    YEAR ENDED
                                              APRIL 30, 2003                  OCTOBER 31, 2002
                                           ---------------------            ---------------------
                                           SHARES        AMOUNT            SHARES         AMOUNT
===================================================================================================
CLASS B
Shares sold                                 18,796       $    83,104        186,576    $ 1,120,984
Shares reacquired                         (193,382)         (834,531)      (291,729)    (1,497,102)
---------------------------------------------------------------------------------------------------
Net Decrease                              (174,586)      $  (751,427)      (105,153)   $  (376,118)
===================================================================================================
CLASS L
Shares sold                                 14,264       $    62,267        233,275    $ 1,346,093
Shares reacquired                         (266,484)       (1,161,233)      (534,242)    (2,775,814)
---------------------------------------------------------------------------------------------------
Net Decrease                              (252,220)      $(1,098,966)      (300,967)   $(1,429,721)
===================================================================================================


8. SUBSEQUENT EVENT

On January 29, 2003, the Board of Directors of the Series, on behalf of the Fund, approved a proposed reorganization pursuant to which the Health Sciences Fund, a separate investment fund of the Series, would acquire the assets and assume the stated liabilities of the Fund in exchange for shares of the Health Sciences Fund. This reorganization will allow the Fund's shareholders to maintain an investment in a fund with the same investment objective and substantially similar investment policies. On May 7, 2003, the shareholders of the Fund approved the reorganization of the Fund into the Health Sciences Fund. The effective date of the reorganization was May 9, 2003.










  9  SMITH BARNEY SECTOR SERIES INC. | 2003 Semi-Annual Report to Shareholders

FINANCIAL HIGHLIGHTS

FOR A SHARE OF EACH CLASS OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31, UNLESS OTHERWISE NOTED:

CLASS A SHARES                                             2003(1)(2)        2002(2)            2001            2000(2)(3)
==========================================================================================================================
NET ASSET VALUE, BEGINNING OF PERIOD                       $4.37              $6.73             $9.88           $11.40
--------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM OPERATIONS:

   Net investment loss(4)                                  (0.03)             (0.08)            (0.10)           (0.04)
   Net realized and unrealized gain (loss)                  0.59              (2.28)            (3.05)           (1.48)
--------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations                         0.56              (2.36)            (3.15)           (1.52)
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                             $4.93              $4.37             $6.73           $ 9.88
--------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                               12.81%++          (35.07)%          (31.88)%         (13.33)%++
--------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000S)                          $4,573             $4,407            $6,769           $8,486
--------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
   Expenses(4)(5)                                           1.50%+             1.48%             1.50%            1.52%+
   Net investment loss                                     (1.43)+            (1.41)            (1.40)           (0.78)+
--------------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                                       12%                91%               74%               1%
==========================================================================================================================

(1) FOR THE SIX MONTHS ENDED APRIL 30, 2003 (UNAUDITED).

(2) PER SHARE AMOUNTS HAVE BEEN CALCULATED USING THE MONTHLY AVERAGE SHARES METHOD.

(3) FOR THE PERIOD FROM AUGUST 31, 2000 (INCEPTION DATE) TO OCTOBER 31, 2000.

(4) THE MANAGER WAIVED A PORTION OF ITS FEES FOR THE SIX MONTHS ENDED APRIL 30, 2003, THE YEARS ENDED OCTOBER 31, 2002 AND 2001, AND THE PERIOD ENDED OCTOBER 31, 2000. IF SUCH FEES WERE NOT WAIVED, THE PER SHARE INCREASES TO NET INVESTMENT LOSS AND THE ACTUAL EXPENSE RATIOS WOULD HAVE BEEN AS
    FOLLOWS:

                               Per Share Increases to                     Expense Ratios
                                Net Investment Loss                     Without Fee Waiver
                         ----------------------------------      ---------------------------------
                           2003      2002     2001    2000        2003      2002    2001     2000
                         -------    ------   ------  ------      ------    ------  ------   ------
      Class A Shares      $0.01     $0.03    $0.04    $0.00*     1.82%+     1.98%   1.98%    3.08%+

(5) AS A RESULT OF A VOLUNTARY EXPENSE LIMITATION, THE RATIO OF EXPENSES TO AVERAGE NET ASSETS WILL NOT EXCEED 1.50% FOR CLASS A SHARES.

 *  AMOUNT REPRESENTS LESS THAN $0.01 PER SHARE.

 ++ TOTAL RETURN IS NOT ANNUALIZED, AS IT MAY NOT BE REPRESENTATIVE OF THE TOTAL
    RETURN FOR THE YEAR.

 +  ANNUALIZED.









 10  SMITH BARNEY SECTOR SERIES INC. | 2003 Semi-Annual Report to Shareholders

FOR A SHARE OF EACH CLASS OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31, UNLESS OTHERWISE NOTED:

CLASS B SHARES                                             2003(1)(2)        2002(2)            2001            2000(2)(3)
==========================================================================================================================
NET ASSET VALUE, BEGINNING OF PERIOD                       $4.30              $6.67             $9.86           $11.40
--------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM OPERATIONS:
   Net investment loss(4)                                  (0.05)             (0.12)            (0.16)           (0.05)
   Net realized and unrealized gain (loss)                  0.58              (2.25)            (3.03)           (1.49)
--------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations                         0.53              (2.37)            (3.19)           (1.54)
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                             $4.83              $4.30             $6.67           $ 9.86
--------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                               12.33%++          (35.53)%          (32.35)%         (13.51)%++
--------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000S)                          $4,938             $5,147            $8,687          $11,705
--------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
   Expenses(4)(5)                                           2.25%+             2.24%             2.25%            2.28%+
   Net investment loss                                     (2.19)+            (2.17)            (2.15)           (1.51)+
--------------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                                       12%                91%               74%               1%
==========================================================================================================================

(1) FOR THE SIX MONTHS ENDED APRIL 30, 2003 (UNAUDITED).

(2) PER SHARE AMOUNTS HAVE BEEN CALCULATED USING THE MONTHLY AVERAGE SHARES METHOD.

(3) FOR THE PERIOD FROM AUGUST 31, 2000 (INCEPTION DATE) TO OCTOBER 31, 2000.

(4) THE MANAGER WAIVED A PORTION OF ITS FEES FOR THE SIX MONTHS ENDED APRIL 30, 2003, THE YEARS ENDED OCTOBER 31, 2002 AND 2001, AND THE PERIOD ENDED OCTOBER 31, 2000. IF SUCH FEES WERE NOT WAIVED, THE PER SHARE INCREASES TO NET INVESTMENT LOSS AND THE ACTUAL EXPENSE RATIOS WOULD HAVE BEEN AS
    FOLLOWS:

                               Per Share Increases to                     Expense Ratios
                                Net Investment Loss                     Without Fee Waiver
                         ----------------------------------      ---------------------------------
                           2003      2002     2001    2000        2003      2002    2001     2000
                         -------    ------   ------  ------      ------    ------  ------   ------
         Class B Shares   $0.01     $0.03    $0.03    $0.00*     2.56%+     2.77%   2.74%    3.84%+

(5) AS A RESULT OF A VOLUNTARY EXPENSE LIMITATION, THE RATIO OF EXPENSES TO AVERAGE NET ASSETS WILL NOT EXCEED 2.25% FOR CLASS B SHARES.

 *  AMOUNT REPRESENTS LESS THAN $0.01 PER SHARE.

 ++ TOTAL RETURN IS NOT ANNUALIZED, AS IT MAY NOT BE REPRESENTATIVE OF THE TOTAL
    RETURN FOR THE YEAR.

 +  ANNUALIZED.





 11  SMITH BARNEY SECTOR SERIES INC. | 2003 Semi-Annual Report to Shareholders

FOR A SHARE OF EACH CLASS OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31, UNLESS OTHERWISE NOTED:

CLASS L SHARES                                             2003(1)(2)        2002(2)            2001            2000(2)(3)
==========================================================================================================================
NET ASSET VALUE, BEGINNING OF PERIOD                       $4.30              $6.67              $9.86           $11.40
--------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM OPERATIONS:
   Net investment loss(4)                                  (0.05)             (0.12)             (0.16)           (0.06)
   Net realized and unrealized gain (loss)                  0.58              (2.25)             (3.03)           (1.48)
--------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations                         0.53              (2.37)             (3.19)           (1.54)
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                             $4.83              $4.30              $6.67           $ 9.86
--------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                               12.33%++          (35.53)%           (32.35)%         (13.51)%++
--------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000S)                          $6,725             $7,071            $12,980          $15,763
--------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
   Expenses(4)(5)                                           2.25%+             2.24%              2.25%            2.28%+
   Net investment loss                                     (2.18)+            (2.17)             (2.15)           (1.51)+
--------------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                                       12%                91%                74%               1%
==========================================================================================================================

(1) FOR THE SIX MONTHS ENDED APRIL 30, 2003 (UNAUDITED).

(2) PER SHARE AMOUNTS HAVE BEEN CALCULATED USING THE MONTHLY AVERAGE SHARES METHOD.

(3) FOR THE PERIOD FROM AUGUST 31, 2000 (INCEPTION DATE) TO OCTOBER 31, 2000.

(4) THE MANAGER WAIVED A PORTION OF ITS FEES FOR THE SIX MONTHS ENDED APRIL 30, 2003, THE YEARS ENDED OCTOBER 31, 2002 AND 2001, AND THE PERIOD ENDED OCTOBER 31, 2000. IF SUCH FEES WERE NOT WAIVED, THE PER SHARE INCREASES TO NET INVESTMENT LOSS AND THE ACTUAL EXPENSE RATIOS WOULD HAVE BEEN AS
    FOLLOWS:

                               Per Share Increases to                     Expense Ratios
                                Net Investment Loss                     Without Fee Waiver
                         ----------------------------------      ---------------------------------
                           2003      2002     2001    2000        2003      2002    2001     2000
                         -------    ------   ------  ------      ------    ------  ------   ------
         Class L Shares   $0.01     $0.03    $0.03    $0.00*     2.57%+     2.75%   2.74%    3.84%+

(5) AS A RESULT OF A VOLUNTARY EXPENSE LIMITATION, THE RATIO OF EXPENSES TO AVERAGE NET ASSETS WILL NOT EXCEED 2.25% FOR CLASS L SHARES.

 *  AMOUNT REPRESENTS LESS THAN $0.01 PER SHARE.

 ++ TOTAL RETURN IS NOT ANNUALIZED, AS IT MAY NOT BE REPRESENTATIVE OF THE TOTAL
    RETURN FOR THE YEAR.

 +  ANNUALIZED.


ADDITIONAL SHAREHOLDER INFORMATION (UNAUDITED)

On May 7, 2003, a special meeting of the shareholders of the Fund was held for the purpose of voting on the following matter:

     1. To approve the Series' Plan of Reorganization providing for (i) the acquisition of all the assets and liabilities of the Fund by the Health Sciences Fund ("Acquiring Fund"), also an investment fund of the Series, (ii) the amendment of the Series' Charter reclassifying all shares of the Fund as shares of the Acquiring Fund, and (iii) the accomplishment of the reclassification by the issuance of shares of the Acquiring Fund to shareholders of the Fund.

The results of the vote on Proposal 1 were as follows:

                               % OF                   VOTES                   % OF                  VOTES                % OF SHARES
     VOTES FOR             SHARES VOTED              AGAINST              SHARES VOTED             ABSTAINED                VOTED
====================================================================================================================================
   1,786,604.291              86.29%               188,523.376                9.11%               95,311.145                4.60%
====================================================================================================================================




 12  SMITH BARNEY SECTOR SERIES INC. | 2003 Semi-Annual Report to Shareholders

SMITH BARNEY
BIOTECHNOLOGY FUND

     DIRECTORS
     Herbert Barg
     Dwight B. Crane
     Burt N. Dorsett
     R. Jay Gerken, Chairman
     Elliot S. Jaffe
     Stephen E. Kaufman
     Joseph J. McCann
     Cornelius C. Rose, Jr.

     OFFICERS
     R. Jay Gerken
     President and Chief
     Executive Officer

     Lewis E. Daidone
     Senior Vice President and
     Chief Administrative Officer

     Richard L. Peteka
     Chief Financial Officer
     and Treasurer

     Kaprel Ozsolak
     Controller

     Christina T. Sydor
     Secretary

     INVESTMENT MANAGER
     Smith Barney Fund Management LLC

     INVESTMENT SUB-ADVISER
     Citigroup Asset Management Ltd.

     DISTRIBUTORS
     Citigroup Global Markets Inc.

     CUSTODIAN
     State Street Bank and
       Trust Company

     TRANSFER AGENT
     Citicorp Trust Bank, fsb.
     125 Broad Street, 11th Floor
     New York, New York 10004

     SUB-TRANSFER AGENTS
     PFPC Global Fund Services
     P.O. Box 9699
     Providence, Rhode Island
     02940-9699

SMITH BARNEY BIOTECHNOLOGY FUND
--------------------------------------------------------------------------------

This report is submitted for the general information of the shareholders of Smith Barney Sector Series Inc. -- Smith Barney Health Sciences Fund, but it may also be used as sales literature when preceded or accompanied by the current Prospectus, which gives details about charges, expenses, investment objectives and operating policies of the Fund. If used as sales material after July 31, 2003, this report must be accompanied by performance information for the most recently completed calendar quarter.

SMITH BARNEY HEALTH SCIENCES FUND
Smith Barney Mutual Funds
125 Broad Street
10th Floor, MF-2
New York, New York 10004

For complete information on any Smith Barney Mutual Funds, including management fees and expenses, call or write your financial professional for a free prospectus. Read it carefully before you invest or send money.

www.smithbarneymutualfunds.com

(C)2003 Citigroup Global Markets Inc.
Member NASD, SIPC

FD02550 6/03                                                             03-4964

ITEM 2.  CODE OF ETHICS.

         Not applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

         Not applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

         Not applicable.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this document.

         (b) In the last 90 days, there have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 10. EXHIBITS.

         (a)  Not applicable.

         (b)  Attached hereto.

         Exhibit 99.CERT Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

         Exhibit 99.906CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

SMITH BARNEY SECTOR SERIES INC.

By:      /s/ R. Jay Gerken
         R. Jay Gerken
         Chief Executive Officer of
         Smith Barney Sector Series Inc.

Date:    July 2, 2003

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ R. Jay Gerken
         (R. Jay Gerken)
         Chief Executive Officer of
         Smith Barney Sector Series Inc.

Date:    July 2, 2003

By:      /s/ RICHARD PETEKA
         Chief Financial Officer of
         Smith Barney Sector Series Inc.

Date:    July 2, 2003